Related Party Transactions (Detail) (Interest rate swap agreements, Swap, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Gs Capital Partners [Member]
Related Party Transaction [Line Items]
Notional amount of derivative	$ 230.0	$ 96.0
Net payments to related party for interest rate swap transactions	3.1	21.5	40.1
J.P. Morgan Partners [Member]
Related Party Transaction [Line Items]
Notional amount of derivative	205.0	221.0
Net payments to related party for interest rate swap transactions	$ 5.5	$ 28.2	$ 51.6